UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/29/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 3.0%
Dana Holding Corp. (a)		59,640	$743,114
Delphi Debtor-in-Possession Holding Co. LLP:
Class B Membership Interests		94,706	1,924,339
Class B Membership Interests		220,982	4,374,994
			7,042,447
Capital Markets — 0.3%
E*Trade Financial Corp. (a)		68,100	625,158
Communications Equipment — 0.3%
Loral Space & Communications Ltd. (a)		11,463	712,425
Computers & Peripherals — 0.1%
Apple, Inc. (a)		830	317,226
Containers & Packaging — 0.0%
Smurfit Kappa Plc (a)		3,634	21,974
Diversified Financial Services — 0.9%
Kcad Holdings I Ltd.	178,230,701		2,012,225
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		67,974	408
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.		70,685	35,342
Media — 1.5%
Belo Corp., Class A		43,324	253,445
Charter Communications, Inc. (a)		59,916	3,167,759
Clear Channel Outdoor Holdings, Inc., Class A (a)		8,934	101,044
			3,522,248
Metals & Mining — 0.1%
African Minerals Ltd. (a)		40,400	284,580
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd.		36,744	36,746
Ainsworth Lumber Co. Ltd. (a)		41,686	41,688
Western Forest Products, Inc. (a)		147,968	107,354
Western Forest Products, Inc. (a)(b)		41,528	30,130
			215,918
Professional Services — 0.0%
Pendrell Corp. (a)		3,200	8,736
Semiconductors & Semiconductor Equipment — 0.2%
Spansion, Inc., Class A (a)		60,342	527,389
SunPower Corp. (a)		123	962
			528,351
Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)		468	2

Common Stocks	Shares		Value
Software (concluded)
HMH Holdings/EduMedia		82,415	$123,623
			123,625
Total Common Stocks – 6.6%			15,450,663

Corporate Bonds	Par (000)
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc. (b):
6.88%, 3/15/18	USD	210	205,800
7.13%, 3/15/21		295	289,100
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		716	721,370
			1,216,270
Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		612	627,416
Series 2, 12.38%, 8/16/15		619	633,962
			1,261,378
Airlines — 2.8%
Air Canada, 9.25%, 8/01/15 (b)		700	637,000
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		348	334,080
American Airlines, Inc.:
10.50%, 10/15/12 (a)(c)		780	696,150
Series 2011-1-B, 7.00%, 1/31/18 (b)		368	283,019
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		540	525,150
Series 1997-4-B, 6.90%, 7/02/18		382	374,743
Series 2010-1-B, 6.00%, 7/12/20		400	368,000
Delta Air Lines, Inc.:
Series 2010-1-B, 6.38%, 7/02/17		447	406,770
Series B, 9.75%, 12/17/16		226	239,685
United Air Lines, Inc., 12.75%, 7/15/12		1,964	2,042,727
US Airways Pass-Through Trust, 10.88%, 10/22/14		630	617,400
			6,524,724
Auto Components — 1.9%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)		195	204,750

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components (concluded)
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)	USD	190	$172,900
Dana Holding Corp., 6.75%, 2/15/21		410	411,538
Delphi Corp., 6.13%, 5/15/21 (b)		150	151,125
Icahn Enterprises LP, 8.00%, 1/15/18		2,995	3,054,900
International Automotive Components Group, SL, 9.13%, 6/01/18 (b)		40	38,000
Titan International, Inc., 7.88%, 10/01/17		430	446,662
			4,479,875
Beverages — 0.4%
Cott Beverages, Inc., 8.13%, 9/01/18		245	262,150
Crown European Holdings SA:
7.13%, 8/15/18	EUR	221	296,957
7.13%, 8/15/18 (b)		277	372,205
			931,312
Biotechnology — 0.1%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	269	272,511
Building Products — 0.8%
Building Materials Corp. of America (b):
7.00%, 2/15/20		410	424,350
6.75%, 5/01/21		1,150	1,144,250
Momentive Performance Materials, Inc.:
11.50%, 12/01/16		435	311,025
9.00%, 1/15/21		135	96,188
			1,975,813
Capital Markets — 1.0%
American Capital Ltd., 7.96%, 12/31/13 (d)		470	472,256
E*Trade Financial Corp.:
12.50%, 11/30/17 (e)		980	1,107,400
3.09%, 8/31/19 (b)(f)(g)		226	200,575
KKR Group Finance Co., 6.38%, 9/29/20 (b)		600	616,406
			2,396,637
Chemicals — 3.8%
American Pacific Corp., 9.00%, 2/01/15		800	775,000
Ashland, Inc., 9.13%, 6/01/17		395	438,450
Celanese US Holdings LLC, 5.88%, 6/15/21		1,640	1,668,700
Chemtura Corp., 7.88%, 9/01/18		345	352,763
Hexion US Finance Corp., 9.00%, 11/15/20		285	223,725
Huntsman International LLC:
6.88%, 11/15/13 (b)	EUR	260	349,362
8.63%, 3/15/21	USD	155	157,325
Ineos Finance Plc, 9.00%, 5/15/15 (b)		150	151,125

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	350	$413,859
KRATON Polymers LLC, 6.75%, 3/01/19	USD	115	106,375
Lyondell Chemical Co., 11.00%, 5/01/18		2,126	2,290,678
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)		145	147,900
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		170	166,175
OXEA Finance/Cy SCA, 9.63%, 7/15/17 (b)	EUR	385	499,218
PolyOne Corp., 7.38%, 9/15/20	USD	200	204,000
Solutia, Inc., 7.88%, 3/15/20		565	601,725
TPC Group LLC, 8.25%, 10/01/17		310	309,225
			8,855,605
Commercial Banks — 2.2%
CIT Group, Inc.:
7.00%, 5/01/15		510	510,000
7.00%, 5/02/16 (b)		1,995	1,970,062
7.00%, 5/01/17		1,535	1,519,650
7.00%, 5/02/17 (b)		1,275	1,255,875
			5,255,587
Commercial Services & Supplies — 2.0%
ACCO Brands Corp., 10.63%, 3/15/15		695	769,712
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		500	463,385
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		64	56,960
Casella Waste Systems, Inc., 7.75%, 2/15/19		610	593,225
Clean Harbors, Inc., 7.63%, 8/15/16		320	337,600
Iron Mountain, Inc., 7.75%, 10/01/19		380	392,350
Mobile Mini, Inc., 7.88%, 12/01/20		335	335,000
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)		555	606,337
8.25%, 2/01/21		800	760,000
WCA Waste Corp., 7.50%, 6/15/19 (b)		310	299,150
West Corp., 8.63%, 10/01/18		125	124,688
			4,738,407
Communications Equipment — 0.3%
Avaya, Inc., 9.75%, 11/01/15		410	320,825
EH Holding Corp., 6.50%, 6/15/19 (b)		340	332,350
			653,175
Construction & Engineering — 0.1%
Abengoa SA, 8.50%, 3/31/16	EUR	100	127,651
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)	USD	175	173,250
			300,901

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction Materials — 0.1%
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	233	$281,774
Consumer Finance — 1.8%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	565	577,712
Ford Motor Credit Co. LLC:
3.15%, 1/13/12 (h)		195	195,293
7.80%, 6/01/12		200	206,037
7.00%, 4/15/15		1,890	2,034,564
12.00%, 5/15/15		670	815,397
6.63%, 8/15/17		131	140,526
Springleaf Finance Corp., 6.90%, 12/15/17		295	198,388
			4,167,917
Containers & Packaging — 1.3%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	335	433,259
Berry Plastics Corp., 8.25%, 11/15/15	USD	110	116,600
GCL Holdings SCA, 9.38%, 4/15/18 (b)	EUR	244	268,847
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	340	362,100
OI European Group BV, 6.88%, 3/31/17	EUR	152	201,179
Pregis Corp., 12.38%, 10/15/13	USD	340	316,200
Rock-Tenn Co., 9.25%, 3/15/16		50	53,000
Sealed Air Corp., 8.38%, 9/15/21 (b)		235	250,863
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	415	568,788
7.75%, 11/15/19		296	401,712
			2,972,548
Diversified Consumer Services — 1.3%
Service Corp. International, 7.00%, 6/15/17	USD	2,800	2,996,000
Diversified Financial Services — 4.8%
Ally Financial, Inc.:
7.50%, 12/31/13		350	353,938
8.30%, 2/12/15		530	536,625
6.25%, 12/01/17		480	441,065
8.00%, 3/15/20		320	315,600
7.50%, 9/15/20		620	599,075
8.00%, 11/01/31		1,195	1,135,250
8.00%, 11/01/31		720	663,591
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		410	419,225
Boparan Holdings Ltd. (b):
9.75%, 4/30/18	EUR	100	108,840
9.88%, 4/30/18	GBP	130	165,205
DPL, Inc., 7.25%, 10/15/21 (b)	USD	725	763,062
FCE Bank Plc, 4.75%, 1/19/15	EUR	838	1,080,979
General Motors Financial Co., Inc., 6.75%, 6/01/18 (b)	USD	270	269,096
Leucadia National Corp., 8.13%, 9/15/15		790	833,450

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc.:
8.75%, 10/15/16 (b)	USD	425	$438,813
8.75%, 10/15/16 (b)	EUR	290	381,879
8.75%, 10/15/16		503	662,363
7.13%, 4/15/19 (b)	USD	230	224,825
7.88%, 8/15/19 (b)		1,010	1,015,050
8.25%, 2/15/21 (b)		385	327,250
WMG Acquisition Corp. (b):
9.50%, 6/15/16		110	115,500
11.50%, 10/01/18		535	526,975
			11,377,656
Diversified Telecommunication Services — 3.8%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,000	812,500
GCI, Inc., 6.75%, 6/01/21		264	252,780
ITC Deltacom, Inc., 10.50%, 4/01/16		260	268,125
Level 3 Escrow, Inc., 8.13%, 7/01/19 (b)		2,414	2,281,230
Level 3 Financing, Inc.:
9.25%, 11/01/14		77	78,444
8.75%, 2/15/17		405	402,975
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,200	1,207,500
8.00%, 10/01/15		610	651,175
Series B, 7.50%, 2/15/14		1,575	1,584,843
Qwest Corp., 7.63%, 6/15/15		500	545,000
Windstream Corp.:
8.13%, 8/01/13		400	423,000
7.88%, 11/01/17		360	376,200
			8,883,772
Electric Utilities — 0.6%
Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,200	1,370,574
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC:
11.00%, 10/12/15	USD	10	10,000
11.50%, 10/12/15 (e)		610	610,000
Elster Finance BV, 6.25%, 4/15/18 (b)	EUR	105	136,362
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	215	244,025
			1,000,387
Energy Equipment & Services — 3.3%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)		150	150,000
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		360	347,400
Compagnie Generale de Geophysique - Veritas, 7.75%, 5/15/17		235	233,825
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		320	304,000

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Forbes Energy Services Ltd., 9.00%, 6/15/19	USD	335	$311,550
Frac Tech Services LLC, 7.63%, 11/15/18 (b)		1,615	1,627,112
Key Energy Services, Inc., 6.75%, 3/01/21		415	410,331
MEG Energy Corp., 6.50%, 3/15/21 (b)		830	834,150
Oil States International, Inc., 6.50%, 6/01/19		290	291,450
Peabody Energy Corp., 6.25%, 11/15/21 (b)		2,410	2,428,075
SunCoke Energy, Inc., 7.63%, 8/01/19 (b)		205	200,900
Transocean, Inc., 6.38%, 12/15/21		695	694,625
			7,833,418
Food Products — 0.1%
Darling International, Inc., 8.50%, 12/15/18		220	242,000
Health Care Equipment & Supplies — 1.3%
DJO Finance LLC:
10.88%, 11/15/14		2,130	2,007,525
7.75%, 4/15/18		95	76,238
ExamWorks Group, Inc., 9.00%, 7/15/19 (b)		105	93,712
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		500	556,250
Teleflex, Inc., 6.88%, 6/01/19		270	273,037
			3,006,762
Health Care Providers & Services — 5.5%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		380	359,100
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	400	507,918
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	331	472,569
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)	USD	192	199,200
HCA, Inc.:
8.50%, 4/15/19		120	129,600
6.50%, 2/15/20		1,830	1,820,850
7.88%, 2/15/20		85	89,463
7.25%, 9/15/20		2,405	2,471,137
7.50%, 2/15/22		725	714,125
Health Management Associates, Inc., 7.38%, 1/15/20 (b)		360	362,250
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)		695	578,587
INC Research LLC, 11.50%, 7/15/19 (b)		375	337,500
Omnicare, Inc., 7.75%, 6/01/20		905	953,644
Symbion, Inc., 8.00%, 6/15/16 (b)		315	291,375

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp.:
10.00%, 5/01/18	USD	752	$846,000
6.25%, 11/01/18 (b)		300	295,500
8.88%, 7/01/19		2,010	2,190,900
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		395	374,263
			12,993,981
Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,235	2,492,025
Hotels, Restaurants & Leisure — 1.7%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		150	156,000
Diamond Resorts Corp., 12.00%, 8/15/18		1,100	1,042,250
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		125	110,312
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	296	319,271
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	270	224,100
MGM Mirage, 13.00%, 11/15/13		90	103,725
MGM Resorts International:
10.38%, 5/15/14		235	263,200
11.13%, 11/15/17		945	1,057,219
Travelport LLC:
4.95%, 9/01/14 (h)		165	81,675
9.88%, 9/01/14		35	21,175
9.00%, 3/01/16		110	62,838
6.37%, 12/01/16 (b)		741	544,923
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(c)		315	32
			3,986,720
Household Durables — 2.1%
American Standard Americas, 10.75%, 1/15/16 (b)		250	165,000
Ashton Woods USA LLC, 11.00%, 6/30/15 (b)(i)		805	551,425
Beazer Homes USA, Inc., 12.00%, 10/15/17		1,425	1,482,000
Jarden Corp., 7.50%, 1/15/20	EUR	285	371,466
Ryland Group, Inc., 6.63%, 5/01/20	USD	405	357,412
Standard Pacific Corp.:
10.75%, 9/15/16		1,285	1,310,700
8.38%, 1/15/21		265	244,463
United Rentals North America, Inc., 8.38%, 9/15/20		395	389,075
			4,871,541
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	130	155,466

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	4

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders — 2.9%
AES Corp., 7.38%, 7/01/21 (b)	USD	600	$625,500
Calpine Corp. (b):
7.25%, 10/15/17		195	198,900
7.50%, 2/15/21		180	183,600
7.88%, 1/15/23		585	604,012
Energy Future Holdings Corp., 10.00%, 1/15/20		3,115	3,192,875
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		421	433,630
NRG Energy, Inc., 7.63%, 1/15/18		1,475	1,452,875
			6,691,392
Industrial Conglomerates — 2.7%
Sequa Corp. (b):
11.75%, 12/01/15		2,190	2,315,925
13.50%, 12/01/15		3,759	4,012,468
			6,328,393
Insurance — 1.3%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,600	1,640,000
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		339	355,950
Genworth Financial, Inc., 7.63%, 9/24/21		390	353,766
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		235	206,800
USI Holdings Corp., 4.33%, 11/15/14 (b)(h)		630	570,150
			3,126,666
IT Services — 1.6%
Eagle Parent Canada, Inc., 8.63%, 5/01/19 (b)		510	473,025
First Data Corp. (b):
7.38%, 6/15/19		975	916,500
8.88%, 8/15/20		495	495,000
8.25%, 1/15/21		430	371,950
12.63%, 1/15/21		653	538,725
SunGard Data Systems, Inc.:
7.38%, 11/15/18		400	394,000
7.63%, 11/15/20		550	544,500
			3,733,700
Machinery — 0.6%
AGY Holding Corp., 11.00%, 11/15/14		900	567,000
Navistar International Corp.:
3.00%, 10/15/14 (g)		470	501,137
8.25%, 11/01/21		133	138,653
SPX Corp., 6.88%, 9/01/17		160	168,000
			1,374,790
Media — 14.1%
AMC Networks, Inc., 7.75%, 7/15/21 (b)		205	216,788
Affinion Group, Inc., 7.88%, 12/15/18 (b)		745	620,213

Corporate Bonds	Par (000)		Value
Media (continued)
CCH II LLC, 13.50%, 11/30/16	USD	2,982	$3,437,175
CCO Holdings LLC:
7.25%, 10/30/17		40	40,850
7.88%, 4/30/18		100	103,625
7.38%, 6/01/20 (j)		240	240,000
6.50%, 4/30/21		491	473,201
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)		235	170,375
Checkout Holding Corp., 8.04%, 11/15/15 (b)(f)		615	304,425
Cinemark USA, Inc., 8.63%, 6/15/19		200	215,000
Clear Channel Communications, Inc., 9.00%, 3/01/21		740	610,500
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,379	1,444,502
Series B, 9.25%, 12/15/17		5,280	5,557,200
Cox Enterprises, Inc. (b):
Loan Close 2, 12.00%, 8/15/18		630	643,731
Loan Close 3, 12.00%, 8/15/18		720	735,970
Shares Loan, 12.00%, 8/15/18		743	759,044
CSC Holdings, Inc., 8.50%, 4/15/14		370	410,238
DISH DBS Corp., 7.00%, 10/01/13		90	94,275
Gray Television, Inc., 10.50%, 6/29/15		900	837,000
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (h)		330	222,750
9.50%, 5/15/15		290	214,600
Intelsat Luxemburg SA:
11.25%, 6/15/16		1,520	1,580,800
11.50%, 2/04/17 (b)(e)		510	467,925
11.50%, 2/04/17 (e)		960	880,800
Interactive Data Corp., 10.25%, 8/01/18		855	914,850
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		315	361,069
Kabel BW Erste Beteiligungs GmbH, 7.50%, 3/15/19 (b)	EUR	613	807,214
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)		315	425,951
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	675	642,937
Musketeer GmbH, 9.50%, 3/15/21 (b)	EUR	385	501,805
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	USD	570	594,225
Nielsen Finance LLC:
11.63%, 2/01/14		45	51,300
7.75%, 10/15/18		2,085	2,204,887
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	189	271,318

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	460	$368,000
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(c)		812	406
Unitymedia GmbH:
9.63%, 12/01/19		158	217,081
9.63%, 12/01/19 (b)		530	728,184
Unitymedia Hessen GmbH & Co. KG (FKA UPC Germany GmbH) (b):
8.13%, 12/01/17	USD	540	557,550
8.13%, 12/01/17	EUR	407	560,558
UPC Holding BV, 9.88%, 4/15/18 (b)		500	515,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	753	910,625
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	537	880,412
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	343	448,214
Ziggo Finance BV, 6.13%, 11/15/17 (b)		672	880,392
			33,122,965
Metals & Mining — 3.4%
FMG Resources August 2006 Property Ltd., 6.88%, 2/01/18 (b)	USD	75	68,813
Goldcorp, Inc., 2.00%, 8/01/14 (g)		970	1,310,712
New World Resources NV, 7.88%, 5/01/18	EUR	627	775,100
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (g)	USD	1,345	2,093,156
Novelis, Inc., 8.75%, 12/15/20		3,045	3,212,475
Taseko Mines Ltd., 7.75%, 4/15/19		385	348,425
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		245	197,225
			8,005,906
Multiline Retail — 1.9%
Dollar General Corp., 11.88%, 7/15/17 (e)		4,007	4,427,735
Oil, Gas & Consumable Fuels — 10.5%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		425	405,875
Arch Coal, Inc.:
7.25%, 10/01/20		310	303,800
7.25%, 6/15/21 (b)		785	761,450
Berry Petroleum Co., 8.25%, 11/01/16		470	484,100
Bill Barrett Corp., 9.88%, 7/15/16		20	21,900
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		120	119,100
Chesapeake Energy Corp.:
6.63%, 8/15/20		341	352,935
6.13%, 2/15/21		505	506,262
2.25%, 12/15/38 (g)		775	656,812

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)	USD	430	$424,088
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		243	258,795
Concho Resources, Inc., 7.00%, 1/15/21		375	390,000
Consol Energy, Inc., 8.25%, 4/01/20		1,800	1,935,000
Continental Resources, Inc., 7.13%, 4/01/21		340	367,200
Copano Energy LLC, 7.13%, 4/01/21		305	305,000
Crosstex Energy LP, 8.88%, 2/15/18		165	175,725
Crown Oil Partners IV LP, 15.00%, 11/22/14		533	533,334
Denbury Resources, Inc.:
8.25%, 2/15/20		597	648,491
6.38%, 8/15/21		320	326,400
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		365	374,125
7.75%, 6/15/19		815	782,400
EV Energy Partners LP / EV Energy Finance Corp., 8.00%, 4/15/19		140	138,600
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		690	710,700
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		300	304,500
Linn Energy LLC:
6.50%, 5/15/19 (b)		160	152,000
8.63%, 4/15/20		1,005	1,050,225
7.75%, 2/01/21		395	395,000
MarkWest Energy Partners LP, 6.75%, 11/01/20		120	123,450
Niska Gas Storage US LLC, 8.88%, 3/15/18		1,185	1,155,375
Oasis Petroleum, Inc.:
7.25%, 2/01/19 (b)		300	306,000
6.50%, 11/01/21		270	262,575
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)		3,900	3,705,000
Petrohawk Energy Corp.:
10.50%, 8/01/14		350	389,813
7.88%, 6/01/15		450	479,250
7.25%, 8/15/18		290	324,800
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		530	527,350
Pioneer Natural Resources Co.:
6.88%, 5/01/18		425	476,343
7.50%, 1/15/20		135	156,585
Plains Exploration & Production Co.:
6.63%, 5/01/21		735	742,350
6.75%, 2/01/22		605	617,100
Precision Drilling Corp., 6.50%, 12/15/21 (b)		275	275,000
Range Resources Corp.:
8.00%, 5/15/19		345	382,950

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	6

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Range Resources Corp. (concluded):
5.75%, 6/01/21	USD	900	$960,750
SandRidge Energy, Inc., 7.50%, 3/15/21		835	764,025
SM Energy Co., 6.63%, 2/15/19 (b)		120	121,200
			24,653,733
Paper & Forest Products — 2.4%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)		354	222,850
Boise Paper Holdings LLC:
9.00%, 11/01/17		115	123,625
8.00%, 4/01/20		140	147,350
Clearwater Paper Corp.:
10.63%, 6/15/16		370	410,700
7.13%, 11/01/18		535	553,725
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,525	1,676,070
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		315	316,575
NewPage Corp., 11.38%, 12/31/14 (a)(c)		1,935	1,349,662
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		120	103,200
Verso Paper Holdings LLC, 11.50%, 7/01/14		707	721,140
			5,624,897
Pharmaceuticals — 0.7%
Capsugel FinanceCo SCA (b):
9.88%, 8/01/19	EUR	200	268,740
9.88%, 8/01/19		100	134,370
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19 (b)	USD	170	174,250
Jaguar Holding Co. II / Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (b)(j)		390	391,950
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		780	754,650
			1,723,960
Professional Services — 0.4%
FTI Consulting, Inc., 6.75%, 10/01/20		850	857,438
Real Estate Investment Trusts (REITs) — 0.7%
Felcor Lodging LP, 6.75%, 6/01/19		1,285	1,195,050
The Rouse Co. LP, 6.75%, 11/09/15		480	480,000
			1,675,050
Real Estate Management & Development — 2.2%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20		310	312,325

Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
Forest City Enterprises, Inc., 7.63%, 6/01/15	USD	1,325	$1,305,125
Realogy Corp.:
11.50%, 4/15/17		445	339,312
12.00%, 4/15/17		90	67,500
7.88%, 2/15/19 (b)		2,305	1,982,300
Shea Homes LP, 8.63%, 5/15/19 (b)		1,145	1,047,675
			5,054,237
Road & Rail — 1.6%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		395	380,188
Florida East Coast Railway Corp., 8.13%, 2/01/17		410	408,463
The Hertz Corp.:
7.50%, 10/15/18		595	596,487
6.75%, 4/15/19		100	97,000
7.38%, 1/15/21		455	450,450
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	172	231,116
8.50%, 7/31/15 (b)		1,225	1,646,032
			3,809,736
Semiconductors & Semiconductor Equipment — 0.2%
Spansion LLC, 7.88%, 11/15/17 (b)	USD	540	550,800
Specialty Retail — 2.4%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		335	331,650
Hillman Group, Inc., 10.88%, 6/01/18		490	494,900
House of Fraser, Ltd., 8.88%, 8/15/18 (b)	GBP	259	316,934
Limited Brands, Inc., 8.50%, 6/15/19	USD	745	860,475
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	370	452,785
QVC, Inc. (b):
7.13%, 4/15/17	USD	210	219,975
7.50%, 10/01/19		565	600,312
7.38%, 10/15/20		270	286,875
Sally Holdings LLC / Sally Capital, Inc., 6.88%, 11/15/19 (b)		275	281,188
Sonic Automotive, Inc., 9.00%, 3/15/18		345	359,663
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		390	386,100
United Auto Group, Inc., 7.75%, 12/15/16		950	964,250
			5,555,107
Transportation Infrastructure — 0.2%
Aguila 3 SA, 7.88%, 1/31/18 (b)		398	378,100
Wireless Telecommunication Services — 4.3%
Cricket Communications, Inc., 7.75%, 5/15/16		226	225,435

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Crown Castle International Corp., 7.13%, 11/01/19	USD	190	$203,775
Digicel Group Ltd. (b):
8.88%, 1/15/15		635	625,475
9.13%, 1/15/15		1,711	1,684,973
8.25%, 9/01/17		1,135	1,117,975
10.50%, 4/15/18		500	497,500
iPCS, Inc., 2.55%, 5/01/13 (h)		920	837,200
MetroPCS Wireless, Inc., 6.63%, 11/15/20		910	793,975
NII Capital Corp., 7.63%, 4/01/21		344	349,160
Sprint Capital Corp., 6.88%, 11/15/28		1,820	1,269,450
Sprint Nextel Corp., 9.00%, 11/15/18 (b)		2,490	2,508,675
			10,113,593
Total Corporate Bonds – 99.7%			234,302,934

Floating Rate Loan Interests (h)
Airlines — 0.3%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		673	640,657
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		409	408,919
Capital Markets — 0.0%
Marsico Parent Co. LLC, Term Loan, 5.25% - 5.44%, 12/14/14		117	44,155
Chemicals — 0.1%
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.51% - 3.68%, 7/30/14		313	293,214
Construction & Engineering — 0.7%
Safway Services, LLC, Mezzanine Loan, 15.63%, 12/16/17		1,750	1,750,000
Consumer Finance — 1.5%
Springleaf Finance Corp. (FKA AGFS Funding Co.), Term Loan B, 5.50%, 5/10/17		3,940	3,415,507
Diversified Consumer Services — 0.0%
ServiceMaster Co.:
Closing Date Term Loan, 2.75% - 2.83%, 7/24/14		77	72,943
Delayed Draw Term Loan, 2.76%, 7/24/14		8	7,264
			80,207
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., Incremental Tranche A Term Loan, 2.65%, 3/13/14		475	445,906

Floating Rate Loan Interests (h)	Par (000)		Value
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Non-Extended Term Loan, 3.75%, 10/10/14	USD	110	$105,634
Energy Equipment & Services — 1.2%
Dynegy Holdings, Inc.:
Coal Co. Term Loan, 9.25%, 8/04/16		1,780	1,776,814
Gas Co. Term Loan, 9.25%, 8/04/16		970	977,003
			2,753,817
Health Care Providers & Services — 0.8%
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15		424	415,476
Tranche A Term Loan, 8.50%, 3/02/15		371	363,957
Health Management Associates, Term Loan B, 11/16/18		360	358,351
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 8/04/16		799	780,598
			1,918,382
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., Term Loan B3, 3.32% - 3.42%, 1/28/15		341	290,503
Travelport LLC, (FKA Travelport, Inc.):
Extended Team Loan A, 6.00%, 9/28/12		168	83,728
Extended Team Loan B, 13.87%, 12/01/16		509	93,254
Team Loan B, 6.37%, 12/01/16		367	269,693
			737,178
Independent Power Producers & Energy Traders — 0.8%
Texas Competitive Electric Holdings Co., LLC (TXU), Extended Term Loan, 4.75%, 10/10/17		2,926	1,905,370
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 7.00%, 12/03/14		405	403,988
Media — 3.9%
Cengage Learning Acquisitions, Inc. (FKA Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,451	1,337,574
HMH Publishing Co., Ltd., Term Loan, 6.44%, 6/12/14		858	590,135
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		5,970	5,890,420

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	8

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (h)	Par (000)		Value
Media (concluded)
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	USD	1,375	$1,414,531
			9,232,660
Multiline Retail — 0.5%
HEMA Holding BV, Mezzanine Loan, 9.86%, 7/05/17	EUR	1,111	1,184,736
Oil, Gas & Consumable Fuels — 0.7%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	USD	1,673	1,664,724
Paper & Forest Products — 0.3%
Verso Paper Finance Holdings LLC, Term Loan, 6.68% - 7.43%, 2/01/13 (e)		1,348	674,249
Pharmaceuticals — 0.2%
Pharmaceutical Products Development, Term Loan B, 11/19/18		360	354,920
Real Estate Investment Trusts (REITs) — 0.5%
Istar Financial, Inc., Term Loan, (Second Lien), 5.00%, 6/28/13		1,261	1,244,075
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 4.44%, 10/10/16		104	92,344
Extended Term Loan B, 4.69%, 10/10/16		689	609,570
			701,914
Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.00% - 3.18%, 5/29/14		109	93,473
Total Floating Rate Loan Interests – 12.7%			30,053,685

Other Interests (k)	Beneficial Interest (000)
Chemicals — 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate (a)		2,650	27
Energy Equipment & Services — 0.6%
BLK COY (Luxembourg) Investments, S.a.r.l. (Laricina Energy Ltd.) (a)(l)		35	1,487,995

Other Interests (k)	Beneficial Interest (000)		Value
Media — 0.0%
Adelphia Escrow (a)	USD	700	$7
Adelphia Recovery Trust (a)		878	88
			95
Total Other Interests – 0.6%			1,488,117

Preferred Securities

Capital Trust	Par (000)
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (h)		790	441,413
Total Capital Trusts – 0.2%			441,413

Preferred Stocks	Shares
Auto Components — 0.4%
Dana Holding Corp., 4.00% (b)(g)		8,580	951,307
Diversified Financial Services — 0.9%
Ally Financial, Inc., 7.00% (b)		2,983	2,089,778
Total Preferred Stocks – 1.3%			3,041,085

Trust Preferreds
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (h)		49,680	943,920
Total Trust Preferreds – 0.4%			943,920
Total Preferred Securities – 1.9%			4,426,418

Warrants (m)
Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		29,930	—
Media — 0.1%
Cumulus Media, Inc. (Expires 3/26/19)		88,351	255,158
New Vision Holdings LLC (Expires 9/30/14)		14,965	150
			255,308

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Warrants (m)	Shares		Value
Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		312	$3
HMH Holdings/EduMedia (Expires 3/09/17)		9,997	—
			3
Total Warrants – 0.1%			255,311
Total Long-Term Investments (Cost – $298,251,182) – 121.7%			285,977,128

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.14% (n)(o)		912,063	912,063
Total Short-Term Securities (Cost – $912,063) – 0.4%			912,063

Options Purchased	Contracts
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA		17	—

	Notional Amount (000)
Over-the-Counter Call Swaptions — 0.0%
Receive a return based on return of Dow Jones CDX North America High Yield Index Series 16 and pay a floating rate based on 3-month LIBOR, Expires 12/21/11, Broker Deutsche Bank Securities Inc.	USD	10,000	19,188
Total Options Purchased (Cost – $193,622) – 0.0%			19,188
Total Investments Before Options Written (Cost – $299,356,867*) – 122.1%			286,908,379

Options Written
Over-the-Counter Call Swaptions — (0.1)%
Pay a return based on a return of Dow Jones CDX North America High Yield Index Series 17 and receive a floating rate based on 3- month LIBOR, Expires 3/21/2012, Broker Goldman Sachs International		4,000	(166,900)

Options Written	Notional Amount (000)		Value
Over-the-Counter Put Swaptions — (0.1)%
Pay a return based on return of Dow Jones CDX North America High Yield Index Series 16 and receive a floating rate based on 3-month LIBOR, Expires 12/21/11, Broker Morgan Stanley Capital Services	USD	10,000	$(115,451)
Pay a return based on a return of Dow Jones CDX North America High Yield Index Series 17 and receive a floating rate based on 3- month LIBOR, Expires 3/21/2012, Broker Goldman Sachs International		4,000	(118,990)
			(234,441)
Total Options Written (Premiums Received – $511,500) – (0.2)%			(401,341)
Total Investments, Net of Options Written – 121.9%			286,507,038
Liabilities in Excess of Other Assets – (21.9)%			(51,566,025)
Net Assets – 100.0%			$234,941,013

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$300,449,462
Gross unrealized appreciation	$9,866,657
Gross unrealized depreciation	(23,407,740)
Net unrealized depreciation	$(13,541,083)

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Bank of America	$240,000	$—
Barclays Capital	$391,950	$1,950

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	10

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Wholly owned subsidiary.

(m)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2011	Net Activity	Shares Held at November 30, 2011	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	1,721,866	(809,803)	912,063	$1,328

(o)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts sold as of November 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
328	S&P 500 Index EMini	Chicago Mercantile	December 2011	$20,434,400	$(866,223)

•	Foreign currency exchange contracts as of November 30, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	322,250	EUR	239,000	Royal Bank of Scotland	12/01/11	$1,105
GBP	245,000	USD	383,876	Citibank NA	1/18/12	342
USD	183,978	CAD	190,000	Deutsche Bank AG	1/18/12	(2,089)
USD	3,507,404	GBP	2,250,500	Citibank NA	1/18/12	(21,921)
EUR	659,000	USD	898,160	Deutsche Bank AG	1/25/12	(12,200)
EUR	401,000	USD	540,727	Royal Bank of Scotland	1/25/12	(1,622)
USD	20,303,389	EUR	14,761,000	Citibank NA	1/25/12	458,688
USD	102,724	EUR	76,000	Deutsche Bank AG	1/25/12	550
USD	151,510	EUR	107,000	Royal Bank of Scotland	1/25/12	7,659
Total						$430,512

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$280	$21,735
Israel (State of)	1.00%	Deutsche Bank AG	3/20/16	$625	3,862
Realogy Corp.	5.00%	Goldman Sachs International	9/20/16	$125	1,944
iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	$250	(11,329)
Nucor Corp.	1.00%	Goldman Sachs International	12/20/16	$555	(17,157)
Alcoa, Inc.	5.00%	JPMorgan Chase & Co.	12/20/16	$555	69,957
Borgwarner, Inc.	1.00%	JPMorgan Chase & Co.	12/20/16	$250	(7,163)
DOW Chemical Co.	1.00%	JPMorgan Chase & Co.	12/20/16	$555	(18,129)
Johnson Controls, Inc.	1.00%	JPMorgan Chase & Co.	12/20/16	$250	(8,300)
Total					$35,420

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Dow Jones CDX North America High Yield Index Series 17	5.00%	Credit Suisse Securities (USA) LLC	12/20/16	$11,173	$(391,400)

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	B+	$3,100	$(20,000)
Aramark Corp.	5.00%	Goldman Sachs International	3/20/16	B-	$500	(4,478)
Aramark Corp.	5.00%	Goldman Sachs International	6/20/16	B-	$300	(3,016)
Aramark Corp.	5.00%	Goldman Sachs International	6/20/16	B-	$300	(5,011)
Aramark Corp.	5.00%	Credit Suisse Securities (USA) LLC	9/20/16	B-	$125	2,078
Aramark Corp.	5.00%	Goldman Sachs International	9/20/16	B-	$350	(7,417)
Aramark Corp.	5.00%	Goldman Sachs International	9/20/16	B-	$125	1,590
Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB+	$400	(13,561)
Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB+	$450	(18,902)
Ford Motor Co.	5.00%	JPMorgan Chase & Co.	12/20/16	BB+	$450	(14,236)
Total						$(82,953)

[1]	Using Standard & Poor’s Rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 —unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of November 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$6,631,897	$383,586	$8,435,180	$15,450,663
Corporate Bonds	—	230,144,941	4,157,993	234,302,934
Floating Rate Loan Interests	—	24,374,008	5,679,677	30,053,685
Other Interests	88	—	1,488,029	1,488,117
Preferred Securities	943,920	3,482,498	—	4,426,418
Warrants	—	255,157	154	255,311
Short-Term Investments	912,063	—	—	912,063
Total	$8,487,968	$258,640,190	$19,761,033	$286,889,191

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	12

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$101,166	—	$101,166
Equity contracts	—	19,188	—	19,188
Foreign currency exchange contracts	—	468,344	—	468,344
Liabilities
Credit contracts	—	(520,099)	$(20,000)	(540,099)
Equity contracts	$(866,223)	(401,341)	—	(1,267,564)
Foreign currency exchange contracts	—	(37,832)	—	(37,832)
Total	$(866,223)	$(370,574)	$(20,000)	$(1,256,797)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts, and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Warrants	Unfunded Loan Commitments (Liabilities)	Total
Assets:
Balance, as of February 28, 2011	$412,146	$5,083,047	$6,878,236	$7	$—	$154	$(11,592)	$12,361,998
Accrued discounts/premiums	—	6,054	56,209	70	—	—	—	62,333
Net realized gain (loss)	5,012	(2,034,510)	(156,473)	—	793,987	—	—	(1,391,984)
Net change in unrealized appreciation/depreciation[2]	893,887	2,620,464	375,037	(89,200)	—	—	11,592	3,811,780
Purchases	7,130,474	580,993	284,998	1,577,152	—	—	—	9,573,617
Sales	(6,339)	(2,098,055)	(2,888,434)	—	(793,987)	—	—	(5,786,815)
Transfers in3	—	—	—	—	—	—	—	—
Transfers out[3]	—	—	1,130,104	—	—	—	—	1,130,104
Balance, as of November 30, 2011	$8,435,180	$4,157,993	$5,679,677	$1,488,029	$—	$154	$—	$19,761,033

[2]	The change in unrealized appreciation/depreciation on securities still held on November 30, 2011 was $(29,582).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	13

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (COY)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Balance, as of February 28, 2011	—
Accrued discounts/premiums	$(43,669)
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[4]	(20,000)
Purchases	—
Issuances[5]	244,125
Sales	—
Settlements[6]	(200,456)
Transfers in7	—
Transfers out[7]	—
Balance, as of November 30, 2011	$(20,000)

[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held on November 30, 2011 was $(20,000).

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2011	14

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 23, 2012